Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 497,093	$ 60,752
Guaranteed investment certificate	0	1,450,000
Sales taxes recoverable	48,542	66,060
Prepaid expenses and deposits	289,226	236,055
Total current assets	834,861	1,812,867
Non-current assets
Equipment	11,165	15,320
Total assets	846,026	1,828,187
Current liabilities
Accounts payable and accrued liabilities	1,166,023	621,737
Shareholders equity (capital deficit)
Common shares	26,182,073	21,910,238
Contributed surplus	4,287,947	4,071,899
Accumulated deficit	(30,790,017)	(24,775,687)
Total shareholders equity (capital deficit)	(319,997)	1,206,450
Total liabilities and shareholders equity (capital deficit)	$ 846,026	$ 1,828,187